Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Loss and Comprehensive Loss	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
As originally filed [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 1,802,637
Cost of sales (Note 8)	(1,306,120)
Gross profit	496,517
EXPENSES
Amortization and depreciation	401,640
Development expenses	53,985
Selling and marketing (Note 9)	1,003,365
General and administrative (Note 10)	1,392,430
Share-based payments (Note 7)	310,828
Total operating expenses	3,162,248
Net operating loss	(2,665,731)
OTHER EXPENSES
Finance expense (Note 11)	34,098
Foreign exchange	163
Change in fair value of convertible promissory note (Note 5)
Change in fair value of warrant liability (Note 6)	4,883,260
Total other expenses	4,917,521
Net loss for the year	(7,583,252)
Other comprehensive income
Translation adjustment
Comprehensive loss for the year	$ (7,583,252)
Weighted average shares (in Shares) | shares	59,102,369
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ (0.13)
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Revenue
Cost of sales (Note 8)
Gross profit
EXPENSES
Amortization and depreciation
Development expenses
Selling and marketing (Note 9)
General and administrative (Note 10)
Share-based payments (Note 7)
Total operating expenses
Net operating loss
OTHER EXPENSES
Finance expense (Note 11)
Foreign exchange
Change in fair value of convertible promissory note (Note 5)
Change in fair value of warrant liability (Note 6)	(2,705,253)
Transaction costs (Note 12)
Total other expenses	(2,705,253)
Net loss for the year	(2,705,253)
Other comprehensive income
Translation adjustment
Comprehensive loss for the year	$ (2,705,253)
Weighted average shares (in Shares) | shares	59,102,369
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ 0.05
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 1,802,637
Cost of sales (Note 8)	(1,306,120)
Gross profit	496,517
EXPENSES
Amortization and depreciation	401,640
Development expenses	53,985
Selling and marketing (Note 9)	1,003,365
General and administrative (Note 10)	1,392,430
Share-based payments (Note 7)	310,828
Total operating expenses	3,162,248
Net operating loss	(2,665,731)
OTHER EXPENSES
Finance expense (Note 11)	34,098
Foreign exchange	163
Change in fair value of convertible promissory note (Note 5)
Change in fair value of warrant liability (Note 6)	2,178,007
Transaction costs (Note 12)
Total other expenses	2,212,268
Net loss for the year	(4,877,999)
Other comprehensive income
Translation adjustment
Comprehensive loss for the year	$ (4,877,999)
Weighted average shares (in Shares) | shares	59,102,369
Basic and diluted loss per share (in Dollars per share) | $ / shares	$ (0.08)